Note 11 - Exploration Costs - Exploration Costs Expensed (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Exploration costs	$ 1,855	$ 5,139	$ 9,019
UNITED STATES
Exploration costs	1,366	3,486	7,031
CANADA
Exploration costs	372	1,488	1,672
Other [Member]
Exploration costs	$ 117	$ 165	$ 316